CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Operating Activities
Net Loss	$ (34,339)	$ (55,007)
Items not affecting cash
Amortization of property and equipment	4,648	5,862
Amortization of intangible assets	1,900	3,748
Accretion expense	222	124
Bad debt expense	541	126
Royalty amortization		(151)
Rental expense		2,093
Interest expense	720	655
Impairment of intangible assets		13,812
Gain on change in estimate	(2,759)	(6,958)
Gain on purchase of business		(19,397)
Gain on contract amendment	(5,702)
Loss on sale of assets (net of cash)		2,358
Fair value adjustment - warrant liability	(3,235)
Stock-based compensation	1,278	1,523
Unrealized foreign exchange loss (gain)	294	(140)
Future income tax expense (recovery)	398	(81)
Inventory impairment	1,078	3,443
Net cash provided by operating activities Before adjusting non-cash working capital items	(34,957)	(47,990)
Changes in non-cash working capital items	11,055	21,971
Net Cash Provided by (Used in) Operating Activities	(23,902)	(26,019)
Investing Activities
Acquisition of property and equipment	(1,000)	(2,395)
Acquisition of intangible assets	(764)	(1,522)
Acquisition of business		(12,730)
Net Cash Provided by (Used in) Investing Activities	(1,764)	(16,647)
Financing Activities
Capital lease obligation	(1,436)	(1,264)
Debt facility		15,000
Warrant liability	6,425
Deferred financing cost	(60)	(1,192)
Issuance of common shares net of issuance costs	17,127	145
Net Cash Provided by (Used in) Financing Activities	22,056	12,689
Effect of foreign exchange on cash and cash equivalents	(357)	138
Net decrease in cash and cash equivalents	(3,967)	(29,839)
Cash and cash equivalents at beginning of period	22,959	52,798
Cash and cash equivalents at end of period	18,992	22,959
Cash paid during the period for interest	1,030	804
Cash paid during the period for taxes	$ 10	$ 6